LEASES - Summary of Right of Use Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	$ 30,394
Amortization in the year	96,744	$ 28,777
Balance at December 31, 2020	866,601	30,394
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization in the year
Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Amortization in the year	96,744	28,777
Head Office [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	30,394
Additions during the year		34,172
Amortization in the year	(22,670)	(3,778)
Balance at December 31, 2020		30,394
Head Office [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	34,172
Additions during the year		34,172
Amortization in the year
Balance at December 31, 2020		34,172
Head Office [member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019	(3,778)
Additions during the year
Amortization in the year	(22,670)	(3,778)
Balance at December 31, 2020		(3,778)
Chapel Hill [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019
Additions during the year	941,268
Amortization in the year	(82,391)
Balance at December 31, 2020	866,601
Chapel Hill [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019
Additions during the year	941,268
Balance at December 31, 2020	975,440
Chapel Hill [Member] | Accumulated amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance at December 31, 2019
Additions during the year
Amortization in the year	(82,391)
Balance at December 31, 2020	$ (108,839)